Contract Liabilities	12 Months Ended
Dec. 31, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract Liabilities

As of December 31, 2019, the Company has contract assets and liabilities from contracts with customers (see Note 16).

Contract liabilities consist of the following:

	December 31,	December 31,
	2019	2018

Service agreement	$133,510	$57,365
Deposit on product	-	92,950
License fees	500,000	-
Other	6,291	28,218
Total Contract liabilities	639,801	178,533
Non-Current	(573,224)	(46,736)
Total Current	$66,577	$131,797

                        The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. A contract asset (receivable) is recorded when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the satisfaction of performance obligations, the Company records a contract liability (deferred revenue) until the performance obligations are satisfied. Of the aggregate $639,801 of contract liability balances as of December 31, 2019, the Company expects to satisfy its remaining performance obligations associated with $66,577 of contract liability balances within the next twelve months.